Fair Value - Fair value on a recurring basis (Details) - Private Placement and Representative Warrants - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Fair Value
Warrants	$ 165	$ 206
Level 3
Fair Value
Warrants	$ 165	$ 206